Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Narrative) (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2017 USD ($)	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 01, 2017 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2012 USD ($)
Payments for Environmental Liabilities				$ 43,000,000	$ 38,000,000
Lease Expiration Date				Dec. 31, 2034
Operating leases rent expense				$ 129,000,000	205,000,000	$ 98,000,000
Total environmental liabilities				385,000,000	368,000,000
Operating Leases, Rent Expense, Contingent Rentals				$ 23,000,000	26,000,000	$ 24,000,000
Site Contingency, Number of Sites Needing Remediation				50
Proposed Environmental Penalty				$ 0
Payments to Acquire Businesses, Gross		$ 382,000,000
Long-term Debt				43,802,000,000	36,968,000,000
AmeriGas [Member]
Contingent Residual Support Agreement Obligation									$ 1,550,000,000
Sunoco LP [Member]
Long-term Debt				4,514,000,000	1,958,000,000
Related To Deductibles [Member]
Accrual for loss contingency				$ 93,000,000	40,000,000
MTBE Sites [Member]
Site Contingency, Number of Sites Needing Remediation				19
Compensatory Damages [Member]
Gain Contingency, Unrecorded Amount				$ 319,000,000
Disgorgement [Member]
Gain Contingency, Unrecorded Amount				595,000,000
Expense Reimbursement [Member]
Gain Contingency, Unrecorded Amount				1,000,000
Final Judgement [Member]
Gain Contingency, Unrecorded Amount				536,000,000
New Mexico Environmental Department [Member]
Total environmental liabilities				250,000
Civil penalties				465,000
Texas Commission on Environmental Quality [Member]
Total environmental liabilities				50,000
Supplemental Environmental Project [Member]
Proposed Environmental Penalty				$ 21,000
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			31.58%
Payments to Acquire Businesses, Gross			$ 775,000,000
Equity Issued in Business Combination, Fair Value Disclosure			$ 41,000,000
6.375% Senior Notes due April 2023 [Member] | Sunoco LP [Member]
Debt Instrument, Interest Rate, Stated Percentage				6.375%
Senior Notes				$ 800,000,000	800,000,000
6.25% Senior Notes due 2021 [Member] | Sunoco LP [Member]
Debt Instrument, Interest Rate, Stated Percentage				6.25%				6.25%
Senior Notes				$ 800,000,000	$ 0			$ 800,000,000
Term loan due 2019 [Member] | Sunoco LP [Member]
Long-term Debt				$ 2,035,000,000
Subsequent Event [Member] | AmeriGas [Member]
Debt Instrument, Interest Rate, Stated Percentage							7.00%
Contingent Residual Support Agreement Obligation							$ 122,000,000
Repayments of Senior Debt	$ 378,000,000